Condensed Consolidated Statements of Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Legacy Common Stock Retroactive application of recapitalization	Legacy Common Stock Adjusted	Legacy Common Stock Previously Reported	Legacy Common Stock	Common Stock Retroactive application of recapitalization	Common Stock Adjusted	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Adjusted	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit Adjusted	Accumulated Deficit Previously Reported	Accumulated Deficit	Retroactive application of recapitalization	Adjusted	Previously Reported	Total
Balances at Dec. 31, 2022								$ 108,975				$ 71,543				$ (1,255,916)				$ (1,075,398)
Balances (in Shares) at Dec. 31, 2022								108,975,000
Stock-based compensation												61,817								61,817
Net loss																(1,939,917)				(1,939,917)
Balances at Dec. 31, 2023	$ (108,975)	$ 108,975			$ 1,221		$ 108,975	$ 1,221	$ 107,754	$ 133,360	$ 133,360	241,114		$ (3,195,833)	$ (3,195,833)	(3,195,833)		$ (2,953,498)	$ (2,953,498)	(2,953,498)
Balances (in Shares) at Dec. 31, 2023	(108,975,000)	108,975,000			12,208,851		108,975,000	12,208,851
Stock-based compensation												172,468								172,468
Stock-based compensation (in Shares)								1,868
Net loss																(16,192,000)		(13,037,989)	(3,154,011)	(16,192,000)
Balances at Jun. 30, 2024							$ 1,221				413,582				(19,387,833)				(18,973,030)
Balances (in Shares) at Jun. 30, 2024							12,210,718
Balances at Dec. 31, 2023	$ (108,975)	$ 108,975			$ 1,221		$ 108,975	$ 1,221	107,754	133,360	133,360	241,114		(3,195,833)	(3,195,833)	(3,195,833)		(2,953,498)	(2,953,498)	(2,953,498)
Balances (in Shares) at Dec. 31, 2023	(108,975,000)	108,975,000			12,208,851		108,975,000	12,208,851
Stock-based compensation												197,006								197,006
Net loss																(21,537,430)				(21,537,430)
Balances at Dec. 31, 2024	$ (108,975)			$ 108,975	$ 1,221	$ 1,221	$ 108,975		107,754	438,120	330,366	330,366		(24,733,263)	(24,733,263)	(24,733,263)		(24,293,922)	(24,293,922)	(24,293,922)
Balances (in Shares) at Dec. 31, 2024	(108,975,000)			108,975,000	12,210,718	12,210,718	108,975,000
Balances at Mar. 31, 2024	$ (108,975)			$ 108,975	$ 1,221	$ 1,221			107,754	392,862		285,108		(17,291,213)		(17,291,213)		(16,897,130)		(16,897,130)
Balances (in Shares) at Mar. 31, 2024	(108,975,000)			108,975,000	12,210,718	12,210,718
Stock-based compensation										20,720								20,720
Net loss														(2,096,620)				(2,096,620)		(2,096,620)
Balances at Jun. 30, 2024							$ 1,221				413,582				(19,387,833)				(18,973,030)
Balances (in Shares) at Jun. 30, 2024							12,210,718
Balances at Dec. 31, 2024	$ (108,975)			$ 108,975	$ 1,221	$ 1,221	$ 108,975		107,754	438,120	$ 330,366	330,366		(24,733,263)	$ (24,733,263)	(24,733,263)		(24,293,922)	$ (24,293,922)	(24,293,922)
Balances (in Shares) at Dec. 31, 2024	(108,975,000)			108,975,000	12,210,718	12,210,718	108,975,000
Stock-based compensation										19,742								19,742
Reverse recapitalization transactions, net						$ 1,543				56,155,649								56,157,192
Reverse recapitalization transactions, net (in Shares)						15,426,221
Net loss														(30,143,761)				(30,143,761)		(30,143,761)
Balances at Jun. 30, 2025						$ 2,764				56,613,511				(54,877,024)				1,739,251		1,739,251
Balances (in Shares) at Jun. 30, 2025						27,636,939
Balances at Mar. 31, 2025	$ (108,975)			$ 108,975	$ 1,221	$ 1,221			$ 107,754	448,125		$ 340,371		(26,017,821)		$ (26,017,821)		(25,568,475)		(25,568,475)
Balances (in Shares) at Mar. 31, 2025	(108,975,000)			108,975,000	12,210,718	12,210,718
Stock-based compensation										9,737								9,737
Reverse recapitalization transactions, net						$ 1,543				56,155,649								56,157,192
Reverse recapitalization transactions, net (in Shares)						15,426,221
Net loss														(28,859,203)				(28,859,203)		(28,859,203)
Balances at Jun. 30, 2025						$ 2,764				$ 56,613,511				$ (54,877,024)				$ 1,739,251		$ 1,739,251
Balances (in Shares) at Jun. 30, 2025						27,636,939